Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Debt Conversion, Original Debt, Amount	$ 10.0	$ 10.0
Debt Conversion Original Debt Accrued Interest	$ 8.0	$ 8.0